The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio - Limited Duration Credit Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 25, 2014 (Accession No. 0001193125-14-248276), which is incorporated herein by reference.